RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jul. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 63,000		$ 63,000		$ 63,000
Revenues	21,244,306	$ 16,972,603	44,678,929	$ 42,309,825	45,802,574	$ 38,500,570
Inventory	11,126,298		11,126,298		5,490,255	7,601,277
Due from related party debt	11,000		11,000
Starlight Electronics CoLtd [Member]
Related Party Transaction [Line Items]
Service expenses	91,000	91,000	272,000	272,000
Payments to related party					400,000	400,000
Related Parties [Member]
Related Party Transaction [Line Items]
Due to related parties					100,000	500,000
Winglight Pacific Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties					0.0	$ 900,000
Music Subscription [Member]
Related Party Transaction [Line Items]
Revenues	160,000	$ 188,000	384,000	$ 290,000
Purchase And Sales Agreement [Member]
Related Party Transaction [Line Items]
Inventory							$ 685,000
Purchase and Sale Agreement [Member]
Related Party Transaction [Line Items]
Inventory							$ 700,000
Revenue from related parties					$ 200,000
Stingray [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 159,000		$ 159,000